Shareholder Fees - Polar Capital Emerging Market Stars Fund - Institutional Class	Jul. 29, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none